Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2023-2

Collection Period	08/01/23-08/31/23
Determination Date	9/11/2023
Distribution Date	9/15/2023

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-260819-06.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$1,344,844,108.47
2.	Collections allocable to Principal		$46,716,530.19
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$3,078,651.06
5.	Pool Balance on the close of the last day of the related Collection Period		$1,295,048,927.22
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		70,458
7.	Initial Pool Balance		$1,530,612,495.79
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$114,231,858.55	$64,436,677.30
	b. Class A-2a Note Balance	$315,000,000.00	$315,000,000.00
	c. Class A-2b Floating Rate Note Balance	$214,000,000.00	$214,000,000.00
	d. Class A-3 Note Balance	$467,000,000.00	$467,000,000.00
	e. Class A-4 Note Balance	$90,740,000.00	$90,740,000.00
	f. Class B Note Balance	$40,560,000.00	$40,560,000.00
	g. Class C Note Balance	$42,090,000.00	$42,090,000.00
	h. Class D Note Balance	$30,610,000.00	$30,610,000.00
	i. Note Balance (sum a - h)	$1,314,231,858.55	$1,264,436,677.30
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.3807729	0.2147889
	b. Class A-2a Note Pool Factor	1.0000000	1.0000000
	c. Class A-2b Floating Rate Note Pool Factor	1.0000000	1.0000000
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.8761546	0.8429578
10.	Overcollateralization Target Amount		$30,612,250
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$30,612,250
12.	Weighted Average Coupon		9.63%
13.	Weighted Average Original Term	months	65.96
14.	Weighted Average Remaining Term	months	54.90
15.	30 day Average SOFR for the accrual period ending 9/14/2023		5.18851%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 9/14/2023		6.03851%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$10,858,405.28
	b. Liquidation Proceeds allocable to Finance Charge		$805.39
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$10,859,210.67
18.	Principal:
	a. Collections allocable to Principal		$46,716,530.19
	b. Liquidation Proceeds allocable to Principal		$834,876.24
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$47,551,406.43
19.	Total Finance Charge and Principal Collections (17d + 18d)		$58,410,617.10
20.	Interest Income from Collection Account		$214,119.28
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$58,624,736.38

Available Funds
23.	Available Collections	$58,624,736.38
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$58,624,736.38
Application of Available Funds
26.	Servicing Fee	0.15%
	a. Monthly Servicing Fee	$1,120,703.42
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$1,120,703.42
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$541,801.71
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$541,801.71
	e. Class A-2a Monthly Interest	$1,443,750.00
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$1,443,750.00
	i. Class A-2b Monthly Interest	$1,112,763.20
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$1,112,763.20
	m. Class A-3 Monthly Interest	$1,965,291.67
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	$1,965,291.67
	q. Class A-4 Monthly Interest	$378,839.50
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$378,839.50
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$175,084.00
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$175,084.00
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$195,367.75
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$195,367.75
34.	Tertiary Principal Distributable Amount	$0.00
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$167,079.58
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$167,079.58

36.	Quaternary Principal Distributable Amount	$19,182,931.33
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$26,283,612.16
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$30,612,249.92
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity		0.15%
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$10,859,210.67
	b. Total Daily Deposits of Principal Collections	$47,551,406.43
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$214,119.28
	e. Total Deposits to Collection Account (sum a - d)	$58,624,736.38
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$1,120,703.42
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$55,775,158.66
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$1,728,874.30
	f. Total Withdrawals from Collection Account (sum a - e)	$58,624,736.38
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$541,801.71
	b. Class A-2a Interest Distribution	$1,443,750.00
	c. Class A-2b Interest Distribution	$1,112,763.20
	d. Class A-3 Interest Distribution	$1,965,291.67
	e. Class A-4 Interest Distribution	$378,839.50
	f. Class B Interest Distribution	$175,084.00
	g. Class C Interest Distribution	$195,367.75
	h. Class D Interest Distribution	$167,079.58
	i. Class A-1 Principal Distribution	$49,795,181.25
	j. Class A-2a Principal Distribution	$0.00
	k. Class A-2b Principal Distribution	$0.00
	l. Class A-3 Principal Distribution	$0.00
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$55,775,158.66
46.	Withdrawals
	a. Class A-1 Distribution	$50,336,982.96
	b. Class A-2a Distribution	$1,443,750.00
	c. Class A-2b Distribution	$1,112,763.20
	d. Class A-3 Distribution	$1,965,291.67
	e. Class A-4 Distribution	$378,839.50
	f. Class B Distribution	$175,084.00
	g. Class C Distribution	$195,367.75
	h. Class D Distribution	$167,079.58
	i. Total Withdrawals from Note Payment Account (sum a - h)	$55,775,158.66

Certificate Payment Account Activity
47.	Deposits to Certificate Payment Account from Excess Collections	$1,728,874.30
48.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$1,728,874.30
Required Reserve Account Amount		0.15%
49.	Required Reserve Account Amount (1.00% of Initial Pool Balance)	$3,826,531.24
Reserve Account Reconciliation
50.	Beginning Balance (as of end of preceding Distribution Date)	$3,826,531.24
51.	Investment Earnings	$16,971.32
52.	Reserve Account Draw Amount	$0.00
53.	Reserve Account Amount (Ln 50 + Ln 51 - Ln 52)	$3,843,502.56
54.	Deposit from Available Funds (Ln 44d)	$0.00
55.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
56.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist	$16,971.32
57.	Ending Balance (Ln53 + Ln54 - Ln55 - Ln56)	$3,826,531.24
58.	Reserve Account Deficiency (Ln50 - Ln57)	$0.00
Instructions to the Trustee
59.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
60.	Amount to be paid to Servicer from the Collection Account	$1,120,703.42
61.	Amount to be deposited from the Collection Account into the Note Payment Account	$55,775,158.66
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$1,728,874.30
63.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$16,971.32
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$50,336,982.96
66.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$1,443,750.00
67.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$1,112,763.20
68.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$1,965,291.67
69.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$378,839.50
70.	Amount to be paid to Class B Noteholders from the Note Payment Account	$175,084.00
71.	Amount to be paid to Class C Noteholders from the Note Payment Account	$195,367.75
72.	Amount to be paid to Class D Noteholders from the Note Payment Account	$167,079.58
73.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$1,728,874.30

Delinquency Activity
		Number of Loans	Principal Balance
74.	Delinquency Analysis
	a. 31 to 60 days past due	1,059	$23,438,226.76
	b. 61 to 90 days past due	486	$12,022,066.52
	c. 91 to 120 days past due	105	$2,673,807.19
	d. 121 or more days past due	1	$24,718.00
	e. Total Past Due (sum a - d)	1,651	$38,158,818.47
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 74e / Ln 5)		2.9465%

75.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	121	$3,078,651.06
77.	Recoveries	91	$835,681.63
78.	Net Losses (Ln 76 - Ln 77)		$2,242,969.43
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)		0.1668%

Cumulative Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	236	$6,074,973.39
81.	Recoveries	116	$1,616,374.41
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$4,458,598.98
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)		0.2913%
84.	Average Net Loss on Defaulted Receivables		$18,892.37

Other Servicing Information

85.	Principal Balance of Receivables extended during the Collection Period		$14,391,746.71
86.	Pool Balance on the close of the last day of the preceding Collection Period		$1,344,844,108.47
87.	Ratio of extensions to pool balance (Ln 85 / Ln 86)		1.07%

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on September 11, 2023

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Vice President and Treasurer